PROPERTY, EQUIPMENT AND LEASED ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY, EQUIPMENT AND LEASED ASSETS
Cost	$ 151,020	$ 140,381	$ 135,495			$ 151,020		$ 135,495	$ 49,663
Accumulated Depreciation	46,499	37,622	29,410			46,499		29,410	30,953
Net Book Value	104,521	102,759	106,085			104,521		106,085	18,710
Depreciation expense	10,717	10,377		$ 1,919	$ 1,927	21,094	$ 3,846	$ 8,745	7,350	$ 6,843
Minimum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)								3 years
Maximum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)								5 years
Rental Pool Deployed Member
PROPERTY, EQUIPMENT AND LEASED ASSETS
Cost	78,058	74,742	70,295			78,058		$ 70,295
Accumulated Depreciation	13,992	7,429	876			13,992		876
Net Book Value	64,066	$ 67,313	69,419			$ 64,066		$ 69,419
Rental Pool Deployed Member | Minimum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)		2 years				2 years		2 years
Rental Pool Deployed Member | Maximum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)		4 years				4 years		4 years
Represents the Rental pool which is undeployed.
PROPERTY, EQUIPMENT AND LEASED ASSETS
Cost	14,831	$ 11,321	10,562			$ 14,831		$ 10,562
Accumulated Depreciation	2,699	1,318	151			2,699		151
Net Book Value	12,132	$ 10,003	10,411			$ 12,132		$ 10,411
Represents the Rental pool which is undeployed. | Minimum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)		2 years				2 years		2 years
Represents the Rental pool which is undeployed. | Maximum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)		4 years				4 years		4 years
Automated Teller Machine Equipment [Member]
PROPERTY, EQUIPMENT AND LEASED ASSETS
Cost	20,818	$ 22,099	23,572			$ 20,818		$ 23,572	28,394
Accumulated Depreciation	14,692	15,416	16,543			14,692		16,543	22,011
Net Book Value	6,126	$ 6,683	7,029			$ 6,126		$ 7,029	6,383
Automated Teller Machine Equipment [Member] | Maximum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)		5 years				5 years		5 years
Office Computer And Other Equipment [Member]
PROPERTY, EQUIPMENT AND LEASED ASSETS
Cost	16,745	$ 15,885	15,238			$ 16,745		$ 15,238	11,729
Accumulated Depreciation	10,543	9,736	8,848			10,543		8,848	5,408
Net Book Value	6,202	$ 6,149	6,390			$ 6,202		$ 6,390	6,321
Office Computer And Other Equipment [Member] | Maximum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)		3 years				3 years		3 years
Leasehold And Building Improvements [Member]
PROPERTY, EQUIPMENT AND LEASED ASSETS
Cost	6,142	$ 6,294	6,289			$ 6,142		$ 6,289	6,362
Accumulated Depreciation	1,456	1,187	895			1,456		895	1,268
Net Book Value	4,686	5,107	5,394			4,686		5,394	5,094
Machinery and equipment
PROPERTY, EQUIPMENT AND LEASED ASSETS
Cost	5,282	3,469	3,395			5,282		3,395
Accumulated Depreciation	538	282	34			538		34
Net Book Value	4,744	$ 3,187	$ 3,361			$ 4,744		$ 3,361
Machinery and equipment | Minimum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)		3 years	3 years			3 years		3 years
Machinery and equipment | Maximum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)		5 years	5 years			5 years		5 years
Cash Advance Equipment [Member]
PROPERTY, EQUIPMENT AND LEASED ASSETS
Cost	6,620	$ 3,922	$ 3,372			$ 6,620		$ 3,372	3,178
Accumulated Depreciation	2,159	2,023	1,873			2,159		1,873	2,266
Net Book Value	4,461	$ 1,899	1,499			$ 4,461		$ 1,499	$ 912
Cash Advance Equipment [Member] | Maximum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)		3 years				3 years		3 years
Other
PROPERTY, EQUIPMENT AND LEASED ASSETS
Cost	2,524	$ 2,649	2,772			$ 2,524		$ 2,772
Accumulated Depreciation	420	231	189			420		189
Net Book Value	$ 2,104	$ 2,418	$ 2,583			$ 2,104		$ 2,583
Other | Minimum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)		2 years	2 years			2 years		2 years
Other | Maximum
PROPERTY, EQUIPMENT AND LEASED ASSETS
Useful Life (years)		5 years	7 years			5 years		5 years